                             BHR INSTITUTIONAL FUNDS

                       CLARIVEST INTERNATIONAL EQUITY FUND
                       CLARIVEST SMID CAP CORE GROWTH FUND

                                 CLASS I SHARES
                                 CLASS II SHARES

                         SUPPLEMENT DATED APRIL 22, 2009
                    TO THE PROSPECTUS DATED JANUARY 31, 2009

BHR Fund Advisors, LP has been renamed DundeeWealth US, LP. As a result, all references to BHR Fund Advisors and BHR throughout the Prospectus are changed to DundeeWealth US, LP and DundeeWealth US, respectively.

                             BHR INSTITUTIONAL FUNDS

                      MOUNT LUCAS U.S. FOCUSED EQUITY FUND

                                 CLASS I SHARES
                                 CLASS II SHARES

                         SUPPLEMENT DATED APRIL 22, 2009
                    TO THE PROSPECTUS DATED JANUARY 31, 2009

BHR Fund Advisors, LP has been renamed DundeeWealth US, LP. As a result, all references to BHR Fund Advisors and BHR throughout the Prospectus are changed to DundeeWealth US, LP and DundeeWealth US, respectively.

                             BHR INSTITUTIONAL FUNDS

                     SMITH GROUP LARGE CAP CORE GROWTH FUND

                                 CLASS I SHARES
                                 CLASS II SHARES

                         SUPPLEMENT DATED APRIL 22, 2009
                    TO THE PROSPECTUS DATED JANUARY 31, 2009

BHR Fund Advisors, LP has been renamed DundeeWealth US, LP. As a result, all references to BHR Fund Advisors and BHR throughout the Prospectus are changed to DundeeWealth US, LP and DundeeWealth US, respectively.

                             BHR INSTITUTIONAL FUNDS

                       CLARIVEST INTERNATIONAL EQUITY FUND
                       CLARIVEST SMID CAP CORE GROWTH FUND

                                 CLASS I SHARES
                                 CLASS II SHARES

                         SUPPLEMENT DATED APRIL 22, 2009
    TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED JANUARY 31, 2009

BHR Fund Advisors, LP has been renamed DundeeWealth US, LP. As a result, all references to BHR Fund Advisors and BHR throughout the SAI are changed to DundeeWealth US, LP and DundeeWealth US, respectively.

                             BHR INSTITUTIONAL FUNDS

                      MOUNT LUCAS U.S. FOCUSED EQUITY FUND

                                 CLASS I SHARES
                                 CLASS II SHARES

                         SUPPLEMENT DATED APRIL 22, 2009
    TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED JANUARY 31, 2009

BHR Fund Advisors, LP has been renamed DundeeWealth US, LP. As a result, all references to BHR Fund Advisors and BHR throughout the SAI are changed to DundeeWealth US, LP and DundeeWealth US, respectively.

                             BHR INSTITUTIONAL FUNDS

                     SMITH GROUP LARGE CAP CORE GROWTH FUND

                                 CLASS I SHARES
                                 CLASS II SHARES

                         SUPPLEMENT DATED APRIL 22, 2009
    TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED JANUARY 31, 2009

BHR Fund Advisors, LP has been renamed DundeeWealth US, LP. As a result, all references to BHR Fund Advisors and BHR throughout the SAI are changed to DundeeWealth US, LP and DundeeWealth US, respectively.